UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2008.

Check here if Amendment [X]: Amendment Number: 1
This Amendment (Check only one):    [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Knoll Capital Management, L.P.
                   KOM Capital Management, LLC

Address:           666 Fifth Avenue
                   37th Floor
                   New York, New York 10103

Form 13F File Numbers:

1) Knoll Capital Management, L.P.: 028-11424
2) KOM Capital Management, LLC: 028-11425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fred Knoll
Title:    President
Phone:    (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Fred Knoll, New York, New York, May 14, 2008.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers: 1



Form 13F Information Table Entry Total: 27 Data Records



Form 13F Information Table Value Total:  $199,229
                                        ---------
                                          (x1000)


List of Other Included Managers:



Form 13F File Number                Name

028-11425                           KOM Capital Management, LLC
---------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Column 1                              Column 2      Column 3   Column 4     Column 5             Column 6  Column 7    Column 8
----------------------------------------------------------------------------------------------------------------------------------

NAME OF ISSUER                     TITLE OF CLASS   CUSIP       VALUE   SHRS OR PRN  SH/PR PUT/    INV.    OTHER       VOTING
                                                               (X1000)          AMT.       CALL   DISCR.   MNGRS.      ------
                                                                                                                      AUTHORITY
                                                                                                                      ---------
                                                                                                                     SOLE SHARED
                                                                                                                        NONE
----------------------------------------------------------------------------------------------------------------------------------
Abraxis Bioscience Inc. New           COM         00383E106      4069        68867   SH            SOLE                     68867
----------------------------------------------------------------------------------------------------------------------------------
Alfacel Corp.                         COM        0154041106      8449      4735155   SH            SOLE                   4735155
---------------------------------------------------------------------------------------------------------------------------------
A-Power Energy Generation Sys         COM         G04136100      3627       239400   SH            SOLE                    239400
----------------------------------------------------------------------------------------------------------------------------------
Aspenbio Pharma Inc                   COM         045346103      4532       784102   SH            SOLE                    784102
----------------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corporation             COM         00208J108     24014       733915   SH            SOLE                    733915
----------------------------------------------------------------------------------------------------------------------------------
Cano Petroleum Inc                    COM         137801106      3919       837308   SH            SOLE                    837308
----------------------------------------------------------------------------------------------------------------------------------
Childrens Place Retail Stores         COM         168905107      1228        50000   SH            SOLE                     50000
----------------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp. New             COM         247907207     13071       579882   SH            SOLE                    579882
----------------------------------------------------------------------------------------------------------------------------------
DigitalFx International Inc.          COM         25389E107         7        23947   SH            SOLE                     23947
----------------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp.                COM         320771108      2387       320000   SH            SOLE                    320000
----------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies SA              SPON ADR      338488109     20788      2230463   SH            SOLE                   2230463
----------------------------------------------------------------------------------------------------------------------------------
Fortress Intl GRP Inc.               *W Exp       34958D110        86       200000   SH            SOLE                    200000
                                   07/12/2009
----------------------------------------------------------------------------------------------------------------------------------
Hercules Offshore Inc                 COM         427093109      4684       186460   SH            SOLE                    186460
----------------------------------------------------------------------------------------------------------------------------------
Hythiam Inc                           COM         44919F104      4612      3811372   SH            SOLE                   3811372
----------------------------------------------------------------------------------------------------------------------------------
Medivation Inc.                       COM         58501N101     44967      3160041   SH            SOLE                   3160041
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Column 1                              Column 2      Column 3   Column 4     Column 5             Column 6  Column 7    Column 8
----------------------------------------------------------------------------------------------------------------------------------

NAME OF ISSUER                     TITLE OF CLASS   CUSIP       VALUE   SHRS OR PRN  SH/PR PUT/    INV.    OTHER       VOTING
                                                               (X1000)          AMT.       CALL   DISCR.   MNGRS.      ------
                                                                                                                      AUTHORITY
                                                                                                                      ---------
                                                                                                                     SOLE SHARED
                                                                                                                        NONE
----------------------------------------------------------------------------------------------------------------------------------
Novelos Therapeutics Inc.(1)          COM         6700M100       6228      1725408   SH            SOLE                   1725408
----------------------------------------------------------------------------------------------------------------------------------
Parkervision Inc.                     COM         701354102     13875      1792583   SH            SOLE                   1792583
----------------------------------------------------------------------------------------------------------------------------------
Rodman & Renshaw Cap GP Inc.          COM         77487R100      1455       447756   SH            SOLE                    447756
----------------------------------------------------------------------------------------------------------------------------------
Sequenom Inc.                       COM NEW       817337405      1598       245800   SH            SOLE                    245800
----------------------------------------------------------------------------------------------------------------------------------
Silver Wheaton Corp.                  COM         828336107       777        50000   SH            SOLE                     50000
----------------------------------------------------------------------------------------------------------------------------------
Storm Cat                             COM         862168101        48        64978   SH            SOLE                     64978
----------------------------------------------------------------------------------------------------------------------------------
Sulphco Inc.                          COM         865378103     18484      4432600   SH            SOLE                   4432600
----------------------------------------------------------------------------------------------------------------------------------
Trina Solar LTD Sponsored ADR       SPON ADR      89628E104      9253       301000   SH            SOLE                    301000
----------------------------------------------------------------------------------------------------------------------------------
US Energy Corp. WYO                   COM         911805109       111        33193   SH            SOLE                     33193
----------------------------------------------------------------------------------------------------------------------------------
XCorporeal Inc.                       COM         98400P104      1036       142858   SH            SOLE                    142858
----------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                           CALL        984332906       488         5000   SH            SOLE                      5000
----------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                           COM         984332106      5436       187900   SH            SOLE                    187900
----------------------------------------------------------------------------------------------------------------------------------

(1)  Securities of Novelos  Therapeutics  Inc. are not listed on the U.S.  Securities  and Exchange  Commission's  "Official List of
Section 13F  Securities"  as a 13(f)  Security as defined in Section 13(f) of the Securities  Exchange Act of 1934.  However,  Knoll
Capital Management, L.P. and KOM Capital Management, LLC have chosen to include these securities for informational purposes.